Financial expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial expense [line items]
Interest expense	€ (1,747)	€ (1,026)		€ (665)
Foreign currency losses	(2,748)	(3,131)		(1,453)
Other financial expenses	(369)	(571)		(319)
Total	€ (4,864)	€ (4,728)	[1]	€ (2,437)

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information